Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Assets Used by the Company Explanatory

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Assets used by the Company	$284,715	$282,493
Assets subject to operating leases	5,125	5,672
	$289,840	$288,165

Summary of Property, Plant and Equipment

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2024	$—	$(1,508)	$(33,284)	$(9,221)	$(599,131)	$(3,655)	$(9,023)	$—	$(655,822)
Depreciation expenses	—	(36)	(1,467)	(747)	(25,434)	(128)	(830)	—	(28,642)
Disposal	—	—	17	1,240	27,003	153	485	—	28,898
Effect of foreign exchange differences	—	—	—	—	(105)	—	(5)	—	(110)
Others	—	—	12	2	(7)	—	(128)	—	(121)
Balance on December 31, 2024	$—	$(1,544)	$(34,722)	$(8,726)	$(597,674)	$(3,630)	$(9,501)	$—	$(655,797)
Balance on December 31, 2024, net	$102,346	$205	$39,456	$1,723	$120,679	$554	$3,179	$16,573	$284,715
Cost
Balance on January 1, 2025	$102,346	$1,749	$74,178	$10,449	$718,353	$4,184	$12,680	$16,573	$940,512
Additions	—	—	115	89	193	2	147	27,220	27,766
Disposal	—	(1)	(4)	(1,038)	(17,536)	(426)	(537)	—	(19,542)
Effect of deconsolidation of subsidiaries (Note 15)	—	—	—	—	—	(2)	(3)	—	(5)
Effect of foreign exchange differences	—	—	—	—	(102)	—	(5)	(14)	(121)
Others	(374)	46	341	796	23,654	185	3,122	(28,574)	(804)
Balance on December 31, 2025	$101,972	$1,794	$74,630	$10,296	$724,562	$3,943	$15,404	$15,205	$947,806
Accumulated depreciation and impairment
Balance on January 1, 2025	$—	$(1,544)	$(34,722)	$(8,726)	$(597,674)	$(3,630)	$(9,501)	$—	$(655,797)
Depreciation expenses	—	(49)	(1,512)	(680)	(25,827)	(181)	(862)	—	(29,111)
Disposal	—	1	4	1,037	17,534	426	491	—	19,493
Effect of deconsolidation of subsidiaries (Note 15)	—	—	—	—	—	2	3	—	5
Impairment losses	—	—	—	—	(112)	—	—	—	(112)
Effect of foreign exchange differences	—	—	—	—	68	—	3	—	71
Others	—	—	172	—	2,292	(3)	(2,323)	—	138
Balance on December 31, 2025	$—	$(1,592)	$(36,058)	$(8,369)	$(603,719)	$(3,386)	$(12,189)	$—	$(665,313)
Balance on December 31, 2025, net	$101,972	$202	$38,572	$1,927	$120,843	$557	$3,215	$15,205	$282,493

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Depreciation expense for assets used by the Company is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	2-10 years
Miscellaneous equipment
Leasehold improvements	1-18 years
Mechanical and air conditioner equipment	2-16 years
Others	1-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Year 1	$274	$309
Year 2	248	272
Year 3	217	244
Year 4	192	237
Year 5	190	214
Onwards	1,306	1,233
	$2,427	$2,509

Summary of Analysis of Assets and Liabilities over Which Control is Lost

Analysis of assets and liabilities over which the Company lost control:

CHST (In Millions)
Current assets
Cash and cash equivalents	$9
Contract assets	9
Trade notes and accounts receivable, net	9
Inventories	7
Others	7
Noncurrent assets
Property, plant and equipment	—
Right-of-use assets	3
Deferred income tax assets	2
Others	12
Current liabilities
Short-term loans	(65)
Contract liabilities	(8)
Trade notes and accounts payable	(9)
Others	(2)
Noncurrent liabilities
Customers’ deposits	(7)
Others	(2)
Net liabilities	$(35)

Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment
b.
Assets subject to operating leases

	Land	Buildings	Total
	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2023	$4,376	$3,185	$7,561
Additions	—	4	4
Others	548	942	1,490
Balance on December 31, 2023	$4,924	$4,131	$9,055
Accumulated depreciation and impairment
Balance on January 1, 2023	$—	$(1,362)	$(1,362)
Depreciation expenses	—	(73)	(73)
Others	—	(367)	(367)
Balance on December 31, 2023	$—	$(1,802)	$(1,802)
Balance on December 31, 2023, net	$4,924	$2,329	$7,253
Cost
Balance on January 1, 2024	$4,924	$4,131	$9,055
Additions	—	1	1
Others	(1,820)	(394)	(2,214)
Balance on December 31, 2024	$3,104	$3,738	$6,842
Accumulated depreciation and impairment
Balance on January 1, 2024	$—	$(1,802)	$(1,802)
Depreciation expenses	—	(65)	(65)
Others	—	150	150
Balance on December 31, 2024	$—	$(1,717)	$(1,717)
Balance on December 31, 2024, net	$3,104	$2,021	$5,125
Cost
Balance on January 1, 2025	$3,104	$3,738	$6,842
Additions	—	—	—
Others	351	398	749
Balance on December 31, 2025	$3,455	$4,136	$7,591
Accumulated depreciation and impairment
Balance on January 1, 2025	$—	$(1,717)	$(1,717)
Depreciation expenses	—	(72)	(72)
Others	—	(130)	(130)
Balance on December 31, 2025	$—	$(1,919)	$(1,919)
Balance on December 31, 2025, net	$3,455	$2,217	$5,672

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

The above items of property, plant and equipment subject to operating leases are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings
Main buildings	35-60 years
Other building facilities	3-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for the freehold plant, property and equipment was as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Year 1	$305	$286
Year 2	198	194
Year 3	122	135
Year 4	92	85
Year 5	62	58
Onwards	137	130
	$916	$888

Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2023	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	$938,892
Additions	99	—	36	127	106	3	243	29,780	30,394
Disposal	(2)	—	(1)	(1,049)	(24,877)	(112)	(418)	—	(26,459)
Effect of foreign exchange differences	—	—	—	—	(5)	—	(3)	—	(8)
Others	(876)	34	(810)	878	26,143	188	801	(28,270)	(1,912)
Balance on December 31, 2023	$102,885	$1,709	$71,755	$11,045	$721,435	$4,050	$12,091	$15,937	$940,907
Accumulated depreciation and impairment
Balance on January 1, 2023	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Depreciation expenses	—	(34)	(1,439)	(698)	(25,704)	(94)	(797)	—	(28,766)
Disposal	—	—	—	1,049	24,867	113	411	—	26,440
Impairment losses	—	—	—	—	(299)	—	—	—	(299)
Effect of foreign exchange differences	—	—	—	—	5	—	1	—	6
Others	—	—	418	(18)	(43)	(1)	4	—	360
Balance on December 31, 2023	$—	$(1,508)	$(33,284)	$(9,221)	$(599,131)	$(3,655)	$(9,023)	$—	$(655,822)
Balance on December 31, 2023, net	$102,885	$201	$38,471	$1,824	$122,304	$395	$3,068	$15,937	$285,085
Cost
Balance on January 1, 2024	$102,885	$1,709	$71,755	$11,045	$721,435	$4,050	$12,091	$15,937	940,907
Additions	—	—	176	25	321	4	139	27,910	28,575
Disposal	—	—	(18)	(1,240)	(27,010)	(154)	(506)	—	(28,928)
Effect of foreign exchange differences	—	—	—	—	167	—	9	16	192
Others	(539)	40	2,265	619	23,440	284	947	(27,290)	(234)
Balance on December 31, 2024	$102,346	$1,749	$74,178	$10,449	$718,353	$4,184	$12,680	$16,573	$940,512